Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions	Note 9. Related Party Transactions During the six months ended June 30, 2019, the Company incurred no related party expenses.

Note 8. Related Party Transactions

During the year ended December 31, 2018, and 2017, the Company incurred $15,000 and $66,000 of expenses respectively to Prince & Tuohey CPA, LTD, an accounting firm in which, the Company’s former Chief Financial Officer, was a partner. As of December 31, 2018, the Company had $0 due to this related party.